Operating Segments (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table sets forth certain financial information with respect to the Company’s reportable segments:

	Completion and Production
Year Ended December 31, 2016	Pressure Pumping Services	Well Services	Sand	Drilling	Other Energy Services	Total
Revenue from external customers	$21,446,803	$9,157,042	$8,052,445	$28,177,737	$30,861,317	$97,695,344
Revenue from related parties	$102,409,045	$867,771	$25,783,253	$3,864,772	$5,412	$132,930,253
Cost of revenue	$82,551,909	$13,540,309	$31,894,499	$31,847,969	$13,186,060	$173,020,746
Selling, general and administrative expenses	$4,327,599	$2,336,002	$3,337,181	$5,624,705	$2,423,028	$18,048,515
Earnings before interest, other expense (income), impairment, taxes and depreciation and amortization	$36,976,340	$(5,851,498)	$(1,395,982)	$(5,430,165)	$15,257,641	$39,556,336
Other expense (income)	$26,743	$(565,966)	$96,388	$247,620	$37,043	$(158,172)
Interest expense	$599,147	$134,007	$434,243	$2,828,753	$100,032	$4,096,182
Depreciation, depletion, accretion and amortization	$37,012,902	$5,127,879	$6,483,384	$21,512,117	$2,179,116	$72,315,398
Impairment of long-lived assets	$138,587	$1,384,751	$—	$347,547	$—	$1,870,885
(Loss) income before income taxes	$(801,039)	$(11,932,169)	$(8,409,997)	$(30,366,202)	$12,941,450	$(38,567,957)
Provision for income taxes	$—	$50,265,203	$3,716	$—	$3,615,952	$53,884,871
Net (loss) income	$(801,039)	$(62,197,372)	$(8,413,713)	$(30,366,202)	$9,325,498	$(92,452,828)
Total expenditures for property, plant and equipment	$7,673,187	$404,612	$528,049	$2,709,478	$424,380	$11,739,706
Goodwill	$86,043,148	$—	$2,683,727	$—	$—	$88,726,875
Intangible assets, net	$21,435,058	$131,771	$—	$—	$—	$21,566,829
Total assets	$195,121,216	$66,043,726	$108,726,424	$99,867,691	$32,603,418	$502,362,475

	Completion and Production
Year Ended December 31, 2015	Pressure Pumping Services	Well Services	Sand	Drilling	Other Energy Services	Total
Revenue from external customers	$45,538,393	$26,134,568	$22,730,463	$68,457,719	$34,340,821	$197,201,964
Revenue from related parties	$124,320,162	$2,716,773	$38,181,970	$4,574,370	$941,553	$170,734,828
Cost of revenue	$129,042,660	$28,144,431	$44,905,053	$57,489,608	$15,105,497	$274,687,249
Selling, general and administrative expenses	$4,901,459	$2,285,684	$4,263,822	$8,573,174	$2,375,881	$22,400,020
Earnings before interest, other expense, impairment, taxes and depreciation and amortization	$35,914,436	$(1,578,774)	$11,743,558	$6,969,307	$17,800,996	$70,849,523
Other expense	$66,889	$686,617	$22,318	$1,121,093	$372,141	$2,269,058
Interest expense	$1,859,195	$429,061	$225,202	$2,890,130	$60,959	$5,464,547
Interest income	$—	$—	$98,056	$—	$436	$98,492
Depreciation, depletion, accretion and amortization	$35,728,715	$5,696,547	$6,305,501	$24,626,705	$2,141,106	$74,498,574
Impairment of long-lived assets	$1,213,885	$88,247	$1,904,981	$8,917,240	$—	$12,124,353
(Loss) income before income taxes	$(2,954,248)	$(8,479,246)	$3,383,612	$(30,585,861)	$15,227,226	$(23,408,517)
Provision (benefit) for income taxes	$72,435	$4,454	$—	$(184,523)	$(1,481,452)	$(1,589,086)
Net (loss) income	$(3,026,683)	$(8,483,700)	$3,383,612	$(30,401,338)	$16,708,678	$(21,819,431)
Total expenditures for property, plant and equipment	$4,169,678	$6,768,143	$2,371,526	$12,650,831	$2,491,821	$28,451,999
Goodwill	$86,043,148	$—	$2,683,727	$—	$—	$88,726,875
Intangible assets, net	$30,478,558	$159,271	$—	$—	$—	$30,637,829
Total assets	$226,679,023	$41,072,263	$118,574,434	$118,227,357	$31,859,058	$536,412,135

	Completion and Production
Year Ended December 31, 2014	Pressure Pumping Services	Well Services	Sand	Drilling	Other Energy Services	Total
Revenue from external customers	$12,144,538	$43,732,782	$53,174,559	$109,295,518	$17,168,471	$235,515,868
Revenue from related parties	$12,635,148	$1,520,310	$9,379,145	$12,869,425	$3,809,538	$40,213,566
Cost of revenue	$16,263,083	$31,715,681	$47,308,336	$93,571,050	$9,673,570	$198,531,720
Selling, general and administrative expenses	$1,409,618	$2,339,024	$3,689,852	$9,763,922	$1,336,432	$18,538,848
Earnings before interest, other expense, impairment, taxes and depreciation and amortization	$7,106,985	$11,198,387	$11,555,516	$18,829,971	$9,968,007	$58,658,866
Other expense	$1,744,695	$777,382	$1,101,952	$1,539,279	$563,856	$5,727,164
Interest expense	$386,618	$831,508	$127,988	$3,194,061	$63,420	$4,603,595
Interest expense from related parties	$—	$—	$184,479	$—	$—	$184,479
Interest income	$—	$—	$208,519	$—	$5,622	$214,141
Depreciation, depletion and amortization	$4,015,572	$4,768,024	$4,605,457	$21,319,617	$1,656,928	$36,365,598
(Loss) income before income taxes	$960,100	$4,821,473	$5,744,159	$(7,222,986)	$7,689,425	$11,992,171
Provision for income taxes	$10,897	$18,226	$4,826	$77,576	$7,402,669	$7,514,194
Net income (loss)	$949,203	$4,803,247	$5,739,333	$(7,300,562)	$286,756	$4,477,977
Total expenditures for property, plant and equipment	$180,466	$11,441,285	$5,493,441	$85,801,345	$9,679,496	$112,596,033
Goodwill	$86,131,395	$—	$2,683,727	$—	$—	$88,815,122
Intangible assets, net	$39,809,101	$186,770	$—	$—	$—	$39,995,871
Total assets	$275,701,590	$39,977,056	$130,079,381	$185,218,626	$38,925,705	$669,902,358